Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Outstanding loans as per product type
Total lending	SEK 195,120	SEK 208,700
Lending to Swedish exporters
Outstanding loans as per product type
Total lending	93,060	94,962
Lending to exporters' customers
Outstanding loans as per product type
Total lending	102,060	113,738
CIRR - loans
Outstanding loans as per product type
Total lending	49,124	49,802
CIRR - loans | Lending to exporters' customers
Outstanding loans as per product type
Total lending	SEK 49,124	SEK 49,802